Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 4: CASH AND CASH EQUIVALENTS
     Cash and cash equivalents consist of the following:

	June 30,	December 31,
	2012	2011
Cash on hand and at banks	$123,941	$70,767
Short-term deposits and highly liquid funds	45,154	100,329

Total cash and cash equivalents	$169,095	$171,096

Short-term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of June 30, 2012, Navios Holdings held time deposits of $44,975 and money market funds of $179 with durations of less than three months. As of December 31, 2011, Navios Holdings held time deposits of $98,861 and money market funds of $1,468 with durations of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Holdings also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.